STOCKHOLDERS' EQUITY (Details) - $ / shares	1 Months Ended		12 Months Ended
	Sep. 27, 2018	Sep. 26, 2017	Jun. 30, 2018	Jun. 30, 2019	Aug. 31, 2010
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				0.00%
Dividends Payable, Amount Per Share	$ 0.18	$ 0.12
Dividends Payable, Date Declared	Sep. 27, 2018	Sep. 26, 2017
Dividends Payable, Date of Record	Oct. 22, 2018	Oct. 16, 2017
Dividends Payable, Date to be Paid	Nov. 12, 2018	Nov. 06, 2017
Preferred Class A [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Share Price (in dollars per share)					$ 160
2010 Rights Plan [Member]
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired			20.00%
Percentage Of Tender Offer For Ordinary Shares			20.00%
Percentage Of Ordinary Shares Acquiring Discount			50.00%